STOCKHOLDER’S EQUITY (Details) - $ / shares	Dec. 31, 2024	Apr. 23, 2021
Equity [Abstract]
Common stock, authorized (in shares)	1,000
Common stock, par or stated value (in dollars per share)	$ 0.01
Common stock, issued (in shares)		100